united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Jen Farrell, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 11/30/17

Item 1. Reports to Stockholders.

FormulaFolios Hedged Growth ETF (FFHG)
FormulaFolios Smart Growth ETF (FFSG)
FormulaFolios Tactical Growth ETF( FFTG)
FormulaFolios Tactical Income ETF (FFTI)

Semi-Annual Report
November 30, 2017

1-888-562-8880
www.formulafoliofunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the FormulaFolios ETF Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

FormulaFolios Hedged Growth ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2017

The Fund’s performance figures* for the period ended November 30, 2017, as compared to its benchmarks:

Since Inception**
November 30, 2017
FormulaFolios Hedged Growth ETF - NAV	10.43%
FormulaFolios Hedged Growth ETF - Market Price	10.32%
Barclay Hedged Equity Long/Short Index	2.01%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded NAV on November 30, 2017. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolios.com or by calling 1-888-562-8880

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, are 1.67% per the most recent prospectus.

Barclay Hedged Equity Long/Short Index’s directional strategy involves equity-oriented investing on both the long and short sides of the market. The objective is not to be market neutral. Managers have the ability to shift from value to growth, from small to medium to large capitalization stocks, and from a net long position to a net short position. Managers may use futures and options to hedge. The focus may be regional or sector specific.

**	As of the close of business on the day of commencement of trading on June 6, 2017.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Small Cap	29.3%
Large Cap	28.9%
Financial	24.1%
Mid Cap	16.9%
Other Assets in Excess of Liabilities	0.8%
Total	100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s Holdings.

FormulaFolios Smart Growth ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2017

The Fund’s performance figures* for the period ended November 30, 2017, as compared to its benchmarks:

Since Inception**
November 30, 2017
FormulaFolios Smart Growth ETF - NAV	2.60%
FormulaFolios Smart Growth ETF - Market Price	2.60%
Dow Jones Moderately Aggressive Portfolio Index	1.93%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded NAV on November 30, 2017. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolios.com or by calling 1-888-562-8880

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, are 1.13% per the most recent prospectus.

The Dow Jones Moderately Aggressive Portfolio Index is a member of the Relative Risk Index Series and designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderately Aggressive Portfolio Index risk level is set to 80% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months).

**	As of the close of business on the day of commencement of trading on November 1, 2017.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Large Cap	30.2%
Mid Cap	17.8%
Small Cap	17.7%
International	14.8%
Real Estate	9.9%
Emerging Markets	9.8%
Liabilities in Excess of Other Assets	(0.2)%
Total	100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s Holdings.

FormulaFolios Tactical Growth ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2017

The Fund’s performance figures* for the period ended November 30, 2017, as compared to its benchmarks:

Since Inception**
November 30, 2017
FormulaFolios Tactical Growth ETF - NAV	1.84%
FormulaFolios Tactical Growth ETF - Market Price	1.84%
Barclay Global Macro Index	0.00%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded NAV on November 30, 2017. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolios.com or by calling 1-888-562-8880

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, are 1.47% per the most recent prospectus.

Global Macro managers carry long and short positions in any of the world’s major capital or derivative markets. These positions reflect their views on overall market direction as influenced by major economic trends and or events. The portfolios of these funds can include stocks, bonds, currencies, and commodities in the form of cash or derivatives instruments. Most funds invest globally in both developed and emerging markets.

**	As of the close of business on the day of commencement of trading on November 1, 2017.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Broad Market	33.7%
Real Estate	33.3%
International	33.1%
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s Holdings.

FormulaFolios Tactical Income ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2017

The Fund’s performance figures* for the period ended November 30, 2017, as compared to its benchmarks:

Since Inception**
November 30, 2017
FormulaFolios Tactical Income ETF - NAV	1.02%
FormulaFolios Tactical Income ETF - Market Price	0.85%
Bloomberg Barclays US Aggregate Bond Index	0.40%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded NAV on November 30, 2017. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolios.com or by calling 1-888-562-8880

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, are 1.07% per the most recent prospectus.

The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and nonagency).

**	As of the close of business on the day of commencement of trading on June 6, 2017.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Corporate	66.2%
Aggregate Bond	21.5%
Municipals	5.7%
Preferred	5.6%
Other Assets in Excess of Liabilities	1.0%
Total	100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s Holdings.

FormulaFolios Hedged Growth ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 99.2%
	FINANCIAL - 24.1%
408,682	SPDR Financial Select Sector Fund	$11,246,929

	LARGE CAP - 28.9%
21,097	iShares Core S&P 500 ETF	5,630,578
47,335	iShares S&P 100 ETF	5,553,816
21,409	ProShares Ultra S&P500	2,292,047
		13,476,441
	MID CAP - 16.9%
29,574	iShares Core S&P Mid-Cap ETF	5,612,554
18,475	ProShares Ultra MidCap400	2,272,055
		7,884,609
	SMALL CAP - 29.3%
146,867	iShares Core S&P Small-Cap ETF	11,379,255
32,098	ProShares Ultra Russell2000	2,295,649
		13,674,904

	TOTAL EXCHANGE TRADED FUNDS (Cost - $42,024,258)	46,282,883

	TOTAL INVESTMENTS - 99.2% (Cost - $42,024,258) (a)	$46,282,883
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	390,710
	NET ASSETS - 100.0%	$46,673,593

ETF	-	Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $42,024,258 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized Appreciation:	$4,258,625
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$4,258,625

FormulaFolios Smart Growth ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 100.2%
	EMERGING MARKETS - 9.8%
6,750	iShares Core MSCI Emerging Markets ETF	$376,987

	INTERNATIONAL - 14.8%
8,658	iShares Core MSCI EAFE ETF	569,956

	LARGE CAP - 30.2%
4,356	iShares Core S&P 500 ETF	1,162,573

	MID CAP - 17.8%
3,600	iShares Core S&P Mid-Cap ETF	683,208

	REAL ESTATE - 9.9%
4,638	iShares U.S. Real Estate ETF	380,177

	SMALL CAP - 17.7%
8,772	iShares Core S&P Small-Cap ETF	679,655

	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,754,446)	3,852,556

	TOTAL INVESTMENTS - 100.2% (Cost - $3,754,446) (a)	$3,852,556
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(6,684)
	NET ASSETS - 100.0%	$3,845,872

ETF	-	Exchange Traded Fund

MSCI	-	Morgan Stanley Capital Investment

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $3,754,446 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$98,335
Unrealized Depreciation:	(225)
Net Unrealized Appreciation:	$98,110

FormulaFolios Tactical Growth ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 100.1%
	BROAD MARKET - 33.7%
42,576	Vanguard Total Stock Market ETF	$5,804,812

	INTERNATIONAL - 33.1%
90,976	iShares Core MSCI Total International Stock ETF	5,690,549

	REAL ESTATE - 33.3%
69,800	iShares U.S. Real Estate ETF	5,721,506

	TOTAL EXCHANGE TRADED FUNDS (Cost - $16,900,512)	17,216,867

	TOTAL INVESTMENTS - 100.1% (Cost - $16,900,512) (a)	$17,216,867
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(11,173)
	NET ASSETS - 100.0%	$17,205,694

ETF	-	Exchange Traded Fund

MSCI	-	Morgan Stanley Capital Investment

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $16,900,512 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized Appreciation:	$316,355
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$316,355

FormulaFolios Tactical Income ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 99.0%
	AGGREGATE BOND - 21.5%
552,231	Vanguard Total International Bond ETF	$30,350,616

	COPORATE - 66.2%
313,462	iShares iBoxx $ High Yield Corporate Bond ETF	27,515,694
253,911	iShares iBoxx $ Investment Grade Corporate Bond ETF	30,639,441
406,348	PowerShares Fundamental High Yield Corporate Bond Portfolio	7,712,485
744,105	SPDR Bloomberg Barclays High Yield Bond ETF	27,487,239
		93,354,859
	MUNICIPALS - 5.7%
257,866	VanEck Vectors High-Yield Municipal Index ETF	8,045,419

	PREFERRED - 5.6%
206,338	iShares US Preferred Stock ETF	7,956,393

	TOTAL EXCHANGE TRADED FUNDS (Cost - $139,876,046)	139,707,287

	TOTAL INVESTMENTS - 99.0% (Cost - $139,876,046) (a)	$139,707,287
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 1.0%	1,363,847
	NET ASSETS - 100.0%	$141,071,134

ETF	-	Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $139,876,046 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$210,041
Unrealized Depreciation:	(378,800)
Net Unrealized Depreciation:	$(168,759)

FormulaFolios ETF Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2017

	FormulaFolios	FormulaFolios	FormulaFolios	FormulaFolios
	Hedged Growth	Smart Growth	Tactical Growth	Tactical Income
	ETF Fund	ETF Fund	ETF Fund	ETF Fund
ASSETS
Investment securities:
At cost	$42,024,258	$3,754,446	$16,900,512	$139,876,046
At value	$46,282,883	$3,852,556	$17,216,867	$139,707,287
Cash	442,332	—	649,130	1,486,873
Receivable due from Adviser	—	15,106	6,643	—
TOTAL ASSETS	46,725,215	3,867,662	17,872,640	141,194,160

LIABILITIES
Payable for investments purchased	—	—	649,199	—
Investment advisory fees payable	18,460	—	—	86,647
Payable to related parties	4,651	5,071	5,575	11,524
Due to Custodian	—	7,826	—	—
Accrued expenses and other liabilities	28,511	8,893	12,172	24,855
TOTAL LIABILITIES	51,622	21,790	666,946	123,026
NET ASSETS	$46,673,593	$3,845,872	$17,205,694	$141,071,134

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$42,764,628	$3,749,603	$16,900,147	$141,263,129
Accumulated net investment loss	(19,746)	(1,841)	(10,808)	(23,236)
Accumulated net realized loss from security transactions	(329,914)	—	—	—
Net unrealized appreciation (depreciation) on investments	4,258,625	98,110	316,355	(168,759)
NET ASSETS	$46,673,593	$3,845,872	$17,205,694	$141,071,134

Net Asset Value Per Share:
Shares:
Net Assets	$46,673,593	$3,845,872	$17,205,694	$141,071,134
Shares of beneficial interest outstanding	1,700,000	150,000	675,000	5,650,000
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$27.46	$25.64	$25.49	$24.97

See accompanying notes to financial statements.

FormulaFolios ETF Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended November 30, 2017

	FormulaFolios	FormulaFolios	FormulaFolios	FormulaFolios
	Hedged Growth	Smart Growth	Tactical Growth	Tactical Income
	ETF Fund *	ETF Fund **	ETF Fund **	ETF Fund *
INVESTMENT INCOME
Dividends	$264,485	$—	$—	$1,841,357
TOTAL INVESTMENT INCOME	264,485	—	—	1,841,357

EXPENSES
Investment advisory fees	142,004	1,061	7,865	335,567
Administrative services fees	16,928	152	656	30,592
Professional Fees	12,257	2,844	2,844	17,308
Audit Fees	9,025	2,559	2,559	9,025
Custodian fees	7,389	1,484	1,484	—
Printing expenses	7,106	2,076	2,076	14,355
Trustees fees and expenses	5,951	1,848	1,848	5,951
Legal Fees	5,828	3,557	3,557	8,722
Other expenses	8,122	2,427	2,427	7,363
TOTAL EXPENSES	214,610	18,008	25,316	428,883

Less: Fees waived/reimbursed by the Adviser	(47,034)	(16,167)	(14,508)	—

NET EXPENSES	167,576	1,841	10,808	428,883
NET INVESTMENT INCOME (LOSS)	96,909	(1,841)	(10,808)	1,412,474

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from security transactions	(329,914)	—	—	—
Net change in unrealized appreciation (depreciation) on investments	4,258,625	98,110	316,355	(168,759)
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	3,928,711	98,110	316,355	(168,759)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,025,620	$96,269	$305,547	$1,243,715

*	Commenced operations on June 5, 2017

**	Commenced operations on October 31, 2017

See accompanying notes to financial statements.

FormulaFolios ETF Funds
STATEMENTS OF CHANGES IN NET ASSETS

FormulaFolios Hedged Growth ETF **

For the Period Ended
November 30, 2017 (Unaudited)
FROM OPERATIONS
Net investment income	$96,909
Net realized loss from security transactions	(329,914)
Net change in unrealized appreciation on investments	4,258,625
Net increase in net assets resulting from operations	4,025,620

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(116,655)
From distributions to shareholders	(116,655)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	42,764,628
Net increase in net assets from shares of beneficial interest	42,764,628

TOTAL INCREASE IN NET ASSETS	46,673,593

NET ASSETS
Beginning of period	—
End of period*	$46,673,593
* Includes accumulated net investment loss of:	$(19,746)

SHARE ACTIVITY
Shares Sold	1,700,000
Net increase in shares of beneficial interest outstanding	1,700,000

**	Commenced operations on June 5, 2017

See accompanying notes to financial statements.

FormulaFolios ETF Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FormulaFolios Smart Growth ETF **

For the Period Ended
November 30, 2017 (Unaudited)
FROM OPERATIONS
Net investment loss	$(1,841)
Net change in unrealized appreciation on investments	98,110
Net increase in net assets resulting from operations	96,269

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	3,749,603
Net increase in net assets from shares of beneficial interest	3,749,603

TOTAL INCREASE IN NET ASSETS	3,845,872

NET ASSETS
Beginning of period	—
End of period*	$3,845,872
* Includes accumulated net investment loss of:	$(1,841)

SHARE ACTIVITY
Shares Sold	150,000
Net increase in shares of beneficial interest outstanding	150,000

**	Commenced operations on October 31, 2017

See accompanying notes to financial statements.

FormulaFolios ETF Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FormulaFolios Tactical Growth ETF **

For the Period Ended
November 30, 2017 (Unaudited)
FROM OPERATIONS
Net investment loss	$(10,808)
Net change in unrealized appreciation on investments	316,355
Net increase in net assets resulting from operations	305,547

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	16,900,147
Net increase in net assets from shares of beneficial interest	16,900,147

TOTAL INCREASE IN NET ASSETS	17,205,694

NET ASSETS
Beginning of Period	—
End of Period *	$17,205,694
* Includes accumulated net investment loss of:	$(10,808)

SHARE ACTIVITY
Shares Sold	675,000
Net increase in shares of beneficial interest outstanding	675,000

**	Commenced operations on October 31, 2017

See accompanying notes to financial statements.

FormulaFolios ETF Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FormulaFolios Tactical Income ETF **

For the Period Ended
November 30, 2017 (Unaudited)
FROM OPERATIONS
Net investment income	$1,412,474
Net change in unrealized depreciation on investments	(168,759)
Net increase in net assets resulting from operations	1,243,715

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,435,710)
From distributions to shareholders	(1,435,710)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	141,263,129
Net increase in net assets from shares of beneficial interest	141,263,129

TOTAL INCREASE IN NET ASSETS	141,071,134

NET ASSETS
Beginning of Period	—
End of Period *	$141,071,134
* Includes accumulated net investment loss of:	$(23,236)

SHARE ACTIVITY
Shares Sold	5,650,000
Net increase in shares of beneficial interest outstanding	5,650,000

**	Commenced operations on June 5, 2017

See accompanying notes to financial statements.

FormulaFolios ETF Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

FormulaFolios Hedged Growth ETF

For the Period Ended
November 30, 2017 (Unaudited) (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.07
Net realized and unrealized gain on investments	2.47
Total from investment operations	2.54
Less distributions from:
Net investment income	(0.08)
Total distributions	(0.08)
Net asset value, end of period	$27.46
Market price, end of period	$27.45
Total return (3)(7)	10.43%
Net assets, at end of period (000s)	$46,674
Ratio of gross expenses to average net assets (8)	1.20%
Ratio of net expenses to average net assets (5)(8)	0.95%
Ratio of net investment income to average net assets(4)(5)(8)	0.54%
Portfolio Turnover Rate (6)(7)	21%

(1)	The FormulaFolios Hedged Growth ETF Fund commenced operations on June 5, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund Invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(7)	Not Annualized for periods less than one year.

(8)	Annualized.

See accompanying notes to financial statements.

FormulaFolios ETF Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

FormulaFolios Smart Growth ETF

For the Period Ended
November 30, 2017 (Unaudited) (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment loss (2)	(0.01)
Net realized and unrealized gain on investments	0.65
Total from investment operations	0.64
Net asset value, end of period	$25.64
Market price, end of period	$25.64
Total return (3)(7)	2.60%
Net assets, at end of period (000s)	$3,846
Ratio of gross expenses to average net assets (8)	5.87%
Ratio of net expenses to average net assets (5)(8)	0.60%
Ratio of net investment loss to average net assets (4)(5)(8)	(0.60)%
Portfolio Turnover Rate (6)(7)	0%

(1)	The FormulaFolios Smart Growth ETF Fund commenced operations on October 31, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund Invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(7)	Not Annualized for periods less than one year.

(8)	Annualized.

See accompanying notes to financial statements.

FormulaFolios ETF Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

FormulaFolios Tactical Growth ETF

For the Period Ended
November 30, 2017 (Unaudited) (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment loss (2)	(0.02)
Net realized and unrealized gain on investments	0.51
Total from investment operations	0.49
Net asset value, end of period	$25.49
Market price, end of period	$25.50
Total return (3)(7)	1.84%
Net assets, at end of period (000s)	$17,206
Ratio of gross expenses to average net assets (8)	1.87%
Ratio of net expenses to average net assets (5)(8)	0.80%
Ratio of net investment loss to average net assets (4)(5)(8)	(0.80)%
Portfolio Turnover Rate (6)(7)	0%

(1)	The FormulaFolios Tactical Growth ETF Fund commenced operations on October 31, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period.

(4)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund Invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(7)	Not Annualized for periods less than one year.

(8)	Annualized.

See accompanying notes to financial statements.

FormulaFolios ETF Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

FormulaFolios Tactical Income ETF

For the Period Ended
November 30, 2017 (Unaudited) (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.31
Net realized and unrealized loss on investments	(0.05)
Total from investment operations	0.26
Less distributions from:
Net investment income	(0.29)
Total distributions	(0.29)
Net asset value, end of period	$24.97
Market price, end of period	$25.00
Total return (3)(7)	1.02%
Net assets, at end of period (000s)	$141,071
Ratio of gross expenses to average net assets	0.76%
Ratio of net expenses to average net assets (5)	0.76%
Ratio of net investment income to average net assets(4)(5)(8)	2.51%
Portfolio Turnover Rate (6)(7)	0%

(1)	The FormulaFolios Tactical Income ETF Fund commenced operations on June 5, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund Invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(7)	Not Annualized for periods less than one year.

(8)	Annualized.

See accompanying notes to financial statements.

FormulaFolios ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2017

1.	ORGANIZATION

The FormulaFolios Hedged Growth ETF Fund (“Hedged Growth ETF Fund”), the FormulaFolios Smart Growth ETF Fund (“Smart Growth ETF Fund”), the FormulaFolios Tactical Growth ETF Fund (“Tactical Growth ETF Fund”), the FormulaFolios Tactical Income ETF Fund (“Tactical Income ETF Fund”), formerly known as FormulaFolios Income ETF Fund (collectively the “Funds”) are each diversified series of Northern Lights Fund Trust IV, (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The name of FormulaFolios Income ETF was changed to FormulaFolios Tactical Income ETF effective as of the close of business on July 7, 2017.

The investment objective of the Hedged Growth ETF Fund and Smart Growth ETF Fund is to provide capital growth. The Tactical Growth ETF Fund and Tactical Income ETF Fund seek long-term total return and to provide income, respectively. The Hedged Growth ETF Fund and Tactical Income ETF Fund commenced operations on June 5, 2017. The Smart Growth ETF Fund and Tactical Growth ETF Fund commenced operations on October 31, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment

FormulaFolios ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

FormulaFolios ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2017 for the Fund’s assets measured at fair value:

FormulaFolios ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

FormulaFolios Hedged Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$46,282,883	$—	$—	$46,282,883
Total	$46,282,883	$—	$—	$46,282,883

FormulaFolios Smart Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,852,556	$—	$—	$3,852,556
Total	$3,852,556	$—	$—	$3,852,556

FormulaFolios Tactical Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$17,216,867	$—	$—	$17,216,867
Total	$17,216,867	$—	$—	$17,216,867

FormulaFolios Tactical Income ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$139,707,287	$—	$—	$139,707,287
Total	$139,707,287	$—	$—	$139,707,287

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly for FormulaFolios Hedged Growth ETF, FormulaFolios Smart Growth ETF, and FormulaFolios Tactical Growth ETF and monthly for FormulaFolios Tactical Income. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis

FormulaFolios ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2018 tax return. The Funds identified their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended November 30, 2017, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to:

Fund	Purchases	Sales
FormulaFolios Hedged Growth ETF	$50,260,733	$7,906,562
FormulaFolios Smart Growth ETF	3,754,446	—
FormulaFolios Tactical Growth ETF	16,900,512	—
FormulaFolios Tactical Income ETF	139,876,046	—

For the period ended November 30, 2017, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to:

Fund	Purchases	Sales
FormulaFolios Hedged Growth ETF	$42,226,843	$—
FormulaFolios Smart Growth ETF	3,754,446	—
FormulaFolios Tactical Growth ETF	16,251,313	—
FormulaFolios Tactical Income ETF	139,876,046	—

FormulaFolios ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. FormulaFolio Investments LLC serves as the Funds’ investment adviser (the “Adviser”). The Adviser serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as Custodian and to act as transfer and shareholder services agent to the funds. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the funds.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.80%, 0.35%, 0.60%, and 0.60% of FormulaFolios Hedged Growth ETF Fund’s, FormulaFolios Smart Growth ETF Fund’s, FormulaFolios Tactical Growth ETF Fund’s, and FormulaFolios Tactical Income ETF Fund’s average daily net assets, respectively.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 for FormulaFolios Smart Growth ETF and FormulaFolios Tactical Growth ETF. Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for FormulaFolios Hedged Growth ETF and FormulaFolios Tactical Income ETF. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or

FormulaFolios ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date.

Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash	Maximum Additional Variable
Purchases	Charge for Cash Purchases*
$500	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Smart Growth ETF Fund and Tactical Growth ETF Fund currently seek to achieve their investment objective by investing a portion of its assets in the iShares Core S&P 500 ETF, Vanguard Total Stock Market ETF, iShares Core MSCI Total International Stock ETF and iShares U.S. Real Estate ETF (the “Securities”). The Funds may redeem their investments from the Securities at any time if the Adviser determines that it is in the best interest of the Smart Growth ETF Fund, Tactical Growth ETF Fund and

FormulaFolios ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

their shareholders to do so.

The performance of the Smart Growth ETF Fund and Tactical Growth ETF Fund may be directly affected by the performance of the Securities. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the applicable Securities’ N-CSRs available at “www.sec.gov”. As of November 30, 2017, the percentage of the Smart Growth ETF Fund’s net assets invested in iShares Core S&P 500 ETF was 30.2%. The percentage of the Tactical Growth ETF Fund’s net assets invested in Vanguard Total Stock Market ETF, iShares Core MSCI Total International Stock ETF and iShares U.S. Real Estate ETF was 33.7%, 33.1%, and 33.3%, respectively.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

FormulaFolios ETF Funds
EXPENSE EXAMPLES (Unaudited)
November 30, 2017

Example

As a shareholder of the FormulaFolios ETF’s, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2017 through November 30, 2017.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Hypothetical
		Actual		(5% return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses
	Account Value	Account Value	Paid During	Account Value	Paid During
	6/1/17	11/30/17	Period *	11/30/17	Period*

FormulaFolios Hedged Growth ETF	$1,000.00	$1,104.30	$5.01	$1,020.31	$4.81
FormulaFolios Smart Growth ETF	$1,000.00	$1,026.00	$3.05	$1,022.06	$3.04
FormulaFolios Tactical Growth ETF	$1,000.00	$1,018.40	$4.05	$1,021.06	$4.05
FormulaFolios Tactical Income ETF	$1,000.00	$1,010.20	$3.87	$1,021.06	$3.87

*	Expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/365 (to reflect the full half-year period).

FormulaFolios ETF Funds
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2017

Approval of the Investment Advisory Agreement with FormulaFolios Investment, LLC (Adviser to the FormulaFolios Tactical Income ETF and FormulaFolios Hedged Growth ETF)

In connection with the Meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”), held on October 20, 2016, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between FormulaFolios Investment, LLC (the “Adviser”), and the Trust, with respect to FormulaFolios Tactical Income ETF (the “Tactical Income ETF”) and FormulaFolios Hedged Growth ETF (the “Hedged Growth ETF”, together with Tactical Income ETF, the “Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the advisory agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the advisory agreement.

Nature, Extent and Quality of Services. The Board noted that the Adviser has approximately $1.25 billion in assets under management. The Board acknowledged the Adviser had existing funds within an affiliated trust, and has an established positive relationship with one of the Trust’s Trustees that also serves on the board of the affiliated trust. The Board noted the the Adviser had made enhancements to its compliance program to account for additional policies and procedures necessary in the management of ETFs. The Board noted the Trust CCO concluded the Adviser’s compliance policies and procedures were reasonably designed and appropriate to meet regulatory requirements. The Board concluded that the Adviser had the potential to deliver a quality of service in line with the Board’s expectations.

Performance. The Board noted that the performance information provided by the Adviser included back-tested returns of quantitative models, however, the Board found it to be a good indication of how the strategy performed. The Board acknowledged that the Adviser’s strategies have performed well over both short-term and long-term periods. Upon reviewing the information provided and discussing with the Adviser about its model-based strategy, the Board determined it was satisfied that the Adviser had the potential to provide reasonable returns for shareholders.

Fees and Expenses. The Board reviewed the proposed fee of 0.60% for the Tactical Income ETF and noted that although slightly higher than its peer group and Morningstar category averages, it was within the high/low range of each benchmark category and lower than the advisory fee charged to the Adviser’s separate account clients. They further noted that Tactical Income

FormulaFolios ETF Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2017

ETF’s net expense ratio was lower than the Morningstar category average. The Board noted the Adviser proposed an advisory fee of 0.80% for the Hedged Growth ETF, which was inline with the advisory fee charged to the Adviser’s separate account clients. They considered that the proposed advisory fee was significantly less than the Morningstar category average and within the high/low range of fees charged by peer group funds. The Board concluded that based on specialized nature of strategy the fees appear reasonable.

Profitability. The Board reviewed a profitability analysis prepared by the Adviser and considered whether its projected profitability was reasonable. They noted that the Adviser anticipated realizing a net loss in the first year for both Tactical Income and Hedged Growth ETFs, a loss in the second year for Tactical Income ETF, and a marginal profit in terms of actual dollars in the second year for Hedged Growth ETF. The Board concluded that excessive profitability was not a concern at this time.

Economies of Scale. The Board noted that economies of scale have not yet been reached as the Tactical Income and Hedged Growth ETFs have not yet launched. The Board noted that consideration of economies of scale would be revisited as assets grow for each of the Tactical Income and Hedged Growth ETFs.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Advisory Agreement was in the best interests of the Funds and their future shareholders.

Approval of the Investment Advisory Agreement with FormulaFolios Investment, LLC (Adviser to the FormulaFolios Smart Growth ETF and FormulaFolios Tactical Growth ETF)

In connection with the Meeting of the Board Trust, held on July 20, 2017, the Board, including a majority of the Independent Trustees, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between the Adviser, and the Trust, with respect to FormulaFolios Smart Growth ETF (the “Smart Growth ETF”) and Formula Tactical Growth ETF (the “Tactical Growth ETF”, and together with Smart Growth ETF, the “New ETF Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Advisory Agreement

FormulaFolios ETF Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2017

Nature, Extent and Quality of Services. The Trustees noted that the Adviser had approximately $1.9 billion in assets under management and had been in operation since 2012. The Board acknowledged that the Adviser had existing exchange-traded funds (“ETFs”) within the Trust, specifically, the Tactical Income ETF and the Hedged Growth ETF. The Board noted the uniqueness of the investment strategies and time and research put into constructing the investment model. The Board found the proposed portfolio managers to be dedicated to the strategy and noted they provided a detailed explanation of their methodology and plan for ongoing monitoring of the strategy. After further discussion, the Board concluded that the Adviser had the ability to provide a level of service consistent with the Board’s expectations.

Performance. As the proposed Smart Growth ETF and Tactical Growth ETF had not yet launched, actual performance of the New ETF Funds were not available for the Board to consider. However, the Board was able to consider the performance of the Adviser’s strategies using back-tested performance data for both New ETF Funds. They noted that for the one-year, three-year, five-year, and since inception periods, the back-tested Tactical Growth ETF performance data outperformed its benchmark, the Barclay Global Macro Index. They further noted that although underperforming in the one-year period, the back-tested Smart Growth ETF outperformed its benchmark, the Dow Jones Aggressive Portfolio Index, for the three-year, five-year, and since inception periods. The Board recognized the limitations of back-tested performance information; however, they noted that the back-tested performance information provided was positive and was likely a favorable indication of the Adviser’s potential to generate positive returns for shareholders. After further discussion, the Board concluded that the Adviser had the potential to deliver positive returns to shareholders in line with the Board’s expectations.

Fees and Expenses. The Board noted that the Adviser proposed to charge the Tactical Growth ETF and the Smart Growth ETF an annual management fee of 0.60% and 0.35% of average net daily assets, respectively. They further noted that the fees for both New ETF Funds were lower than the average management fees of the anticipated Morningstar categories of 0.89% and 0.56% and lower than the peer group averages of 0.97% and 0.53%, respectively. After further discussion, the Board concluded that the Tactical Growth ETF and Smart Growth ETF’s advisory fees were reasonable.

Profitability. The Board reviewed a profitability analysis provided by the Adviser and considered whether the level of anticipated profit was reasonable. They noted that the Adviser anticipated realizing a profit in connection with its relationship with the New ETF Funds. After consulting with representatives of the Adviser, the Board noted that additional costs of the Adviser managing the New ETF Funds might have been factored in the profitability analysis, which would decrease the expected profits to the Adviser. The Board noted that, after weighing all of the factors, such profit was not excessive, both in actual dollars and as a percentage of revenue. The Board concluded, after further discussion, that excessive profit was not a concern at this time.

FormulaFolios ETF Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2017

Economies of Scale. The Board noted that economies of scale have not yet been reached as the New ETF Funds have not yet launched. The Board did note that the Adviser currently had two other ETFs within the Trust, and that they, as well as other funds within the Trust, might benefit from the potential addition of the Smart Growth ETF and Tactical Growth ETF. The Board noted that consideration of economies of scale would be revisited as assets grow for the Smart Growth ETF and Tactical Growth ETF.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Advisory Agreement was in the best interests of Smart Growth ETF and Tactical Growth ETF and their respective future shareholders.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-270-0300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-907-3233 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-907-3233.

INVESTMENT ADVISER
FormulaFolio Investments LLC
89 Ionia SW, Suite 600
Grand Rapids, MI 49503

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/6/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/6/2018

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 2/6/2018